Trade Receivables, Net - Summary of Trade Receivables, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [Line Items]
Trade receivables	$ 78,948,473	$ 2,639,534	$ 79,481,359
At FVTOCI	2,029,690	67,860
Total trade receivable	78,948,473	2,639,534	79,481,359
Cost [member]
Disclosure of financial assets [Line Items]
Trade receivables	77,055,280	2,576,238	79,636,748
Allowance for doubtful debts [member]
Disclosure of financial assets [Line Items]
Trade receivables	$ 136,497	$ 4,564	$ 155,389